Fair Value Measurements (Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	$ (23)	$ (26)
Interest rate swaps	(8)	(13)
Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities, at fair value	53	64
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	55	73
Total liabilities	(31)	(39)
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	53	64
Total liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2	9
Total liabilities	(31)	(39)
Fair Value, Measurements, Recurring [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities, at fair value	53	64
Fair Value, Measurements, Recurring [Member] | Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities, at fair value	53	64
Fair Value, Measurements, Recurring [Member] | Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(10)	(21)
Interest rate swaps	(7)	(13)
Fair Value, Measurements, Recurring [Member] | Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate Swaps [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	0	0
Interest rate swaps	0	0
Fair Value, Measurements, Recurring [Member] | Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate Swaps [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(10)	(21)
Interest rate swaps	(7)	(13)
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(5)	(2)
Interest rate swaps	(1)	0
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	0	0
Interest rate swaps	0	0
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(5)	(2)
Interest rate swaps	(1)	0
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Foreign Currency Forwards and Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forwards and swaps	2	9
Foreign currency forwards and swaps	(8)	(3)
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Foreign Currency Forwards and Swaps [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forwards and swaps	0	0
Foreign currency forwards and swaps	0	0
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Foreign Currency Forwards and Swaps [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forwards and swaps	2	9
Foreign currency forwards and swaps	$ (8)	$ (3)